Financial Instruments - Schedule of Sensitivity Test to Possible Changes in Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NIS [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	$ (10)	$ 4
NIS [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(26)	10
NIS [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	10	(4)
NIS [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	26	(10)
NIS [Member] | Cash and cash equivalents and deposits [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) value	689	423
NIS [Member] | Cash and cash equivalents and deposits [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	14	8
NIS [Member] | Cash and cash equivalents and deposits [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	34	21
NIS [Member] | Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(14)	(8)
NIS [Member] | Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(34)	(21)
NIS [Member] | Other current assets [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) value	206	704
NIS [Member] | Other current assets [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	4	14
NIS [Member] | Other current assets [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	10	35
NIS [Member] | Other current assets [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(4)	(14)
NIS [Member] | Other current assets [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(10)	(35)
NIS [Member] | Accounts payable [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) value	(150)	(60)
NIS [Member] | Accounts payable [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(3)	(1)
NIS [Member] | Accounts payable [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(8)	(3)
NIS [Member] | Accounts payable [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	3	1
NIS [Member] | Accounts payable [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	8	3
NIS [Member] | Other payables [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) value	(1,078)	(723)
NIS [Member] | Other payables [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(22)	(14)
NIS [Member] | Other payables [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(54)	(36)
NIS [Member] | Other payables [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	22	14
NIS [Member] | Other payables [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	54	36
NIS [Member] | Post-employment benefit liabilities [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) value	(160)	(140)
NIS [Member] | Post-employment benefit liabilities [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(3)	(3)
NIS [Member] | Post-employment benefit liabilities [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(8)	(7)
NIS [Member] | Post-employment benefit liabilities [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	3	3
NIS [Member] | Post-employment benefit liabilities [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	8	7
EURO [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	2	(2)
EURO [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	6	(5)
EURO [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(2)	2
EURO [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(6)	5
EURO [Member] | Cash and cash equivalents and deposits [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) value	125	39
EURO [Member] | Cash and cash equivalents and deposits [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	2	1
EURO [Member] | Cash and cash equivalents and deposits [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	6	2
EURO [Member] | Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(2)	(1)
EURO [Member] | Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	(6)	(2)
EURO [Member] | Accounts payable [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) value	0	(92)
EURO [Member] | Accounts payable [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	0	(2)
EURO [Member] | Accounts payable [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	0	(5)
EURO [Member] | Accounts payable [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	0	2
EURO [Member] | Accounts payable [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	0	5
EURO [Member] | Other payables [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) value	0	(50)
EURO [Member] | Other payables [Member] | Down 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	0	(1)
EURO [Member] | Other payables [Member] | Down 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	0	(2)
EURO [Member] | Other payables [Member] | Up 5% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	0	1
EURO [Member] | Other payables [Member] | Up 2% [Member]
Schedule of Sensitivity Test to Possible Changes in Exchange Rate [Line Items]
Income (loss) from change in exchange rate	$ 0	$ 2